NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2022
NATURE OF OPERATIONS
Nature Of Operations

1. NATURE OF OPERATIONS

Flora Growth Corp. (the “Company” or “Flora”) was incorporated under the laws of the Province of Ontario, Canada on March 13, 2019. The Company is a manufacturer of global cannabis products and brands, building a connected, design-led collective of plant-based wellness and lifestyle brands. The Company’s registered office is located at 365 Bay Street, Suite 800, Toronto, Ontario, M5H 2V1, Canada and our principal place of business in the United States is located at 3406 SW 26th Terrace, Suite C-1, Fort Lauderdale, Florida 33312.

These interim condensed consolidated financial statements have been prepared on a going concern basis, meaning that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.